Related party transactions - Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Gross annual fee	€ 2,219,000	€ 2,203,000	€ 2,138,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Receivables	€ 22,000,000	58,000,000	41,000,000
Risto Siilasmaa
Related party transactions
Gross annual fee	€ 440,000	440,000	€ 440,000
Shares received as compensation (in shares)	38,675		30,497
Sari Baldauf
Related party transactions
Gross annual fee	€ 197,000	160,000
Board fee	185,000
Meeting fees	€ 12,000
Shares received as compensation (in shares)	16,261
Bruce Brown
Related party transactions
Gross annual fee	€ 217,000	214,000	€ 209,000
Board fee	160,000
Personnel Committee fee	30,000
Meeting fees	€ 27,000
Shares received as compensation (in shares)	16,700		13,169
Jeanette Horan
Related party transactions
Gross annual fee	€ 197,000	195,000	€ 175,000
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	€ 22,000
Shares received as compensation (in shares)	15,382		12,129
Louis R Hughes
Related party transactions
Gross annual fee	€ 22,000	199,000	€ 194,000
Board fee	0
Meeting fees	22,000
Shares received as compensation (in shares)			12,129
Edward Kozel
Related party transactions
Gross annual fee	215,000	217,000	€ 175,000
Board fee	160,000
Audit Committee fee	15,000
Technology Committee Fee	20,000
Meeting fees	€ 20,000
Shares received as compensation (in shares)	17,140		12,129
Jean C Monty
Related party transactions
Gross annual fee		14,000	€ 174,000
Shares received as compensation (in shares)			11,090
Elizabeth Nelson
Related party transactions
Gross annual fee	€ 200,000	192,000	€ 207,000
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	€ 25,000
Shares received as compensation (in shares)	15,382		13,169
Olivier Piou
Related party transactions
Gross annual fee	€ 189,000	196,000	€ 199,000
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	€ 14,000
Shares received as compensation (in shares)	15,382		12,823
Søren Skou
Related party transactions
Gross annual fee	€ 160,000
Board fee	€ 160,000
Shares received as compensation (in shares)	14,063
Carla Smits-Nusteling
Related party transactions
Gross annual fee	€ 210,000	206,000	€ 195,000
Board fee	160,000
Audit Committee fee	30,000
Meeting fees	€ 20,000
Shares received as compensation (in shares)	16,700		12,129
Kari Stadigh
Related party transactions
Gross annual fee	€ 172,000	170,000	€ 170,000
Board fee	160,000
Meeting fees	€ 12,000
Shares received as compensation (in shares)	14,063		11,090
Key management personnel
Related party transactions
Receivables	€ 0	€ 0	€ 0
Rajeev Suri
Related party transactions
Employee notification period	6 months
Group's notification period	18 months
Compensation period to determine severance	18 months
Period after change in control	18 months